DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended
	Apr. 18, 2022	Feb. 28, 2023	Nov. 30, 2022
Subsidiary, Sale of Stock [Line Items]
Transaction costs		$ 5,724,785
Underwriting fees		1,150,000
Deferred underwriting fees		4,025,000
Offering costs		549,785
Cash		139,691	$ 360,530
Proceeds from Initial Public Offering		117,300,000
Working capital deficit		94,404
Cash held out side of trust account		$ 2,731,079
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering	11,500,000
Sale of units in initial public offering aggregate amount	$ 115,000,000
Sale of units per share	$ 10.00
Share Price		$ 10.20
Dissolution expenses		$ 100,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering	1,500,000
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering	5,000,000
Sale of units in initial public offering aggregate amount	$ 5,000,000
Sale of units per share	$ 1.00